Segment and geographic information - Major Components of Income (Loss) Before Income Taxes in "Other" (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Segment Reporting Information [Line Items]
Equity in earnings of affiliates	¥ 37,805		¥ 18,597		¥ 5,716
Total	350,886		200,045		81,150
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain related to economic hedging transactions	17,403		989		8,372
Realized gain on investments in equity securities held for operating purposes	4,428		1,001		198
Equity in earnings of affiliates	28,571		14,401		10,613
Corporate items	(38,772)	[1],[2]	17,652	[1],[2]	(32,129)	[1],[2]
Other	8,350	[2],[3]	(27,452)	[2],[3]	48,099	[2],[3]
Total	¥ 19,980	[2]	¥ 6,591	[2]	¥ 35,153	[2]

[1]	Includes the gain due to the business combination with NLB in Corporate items during the year ended March 31, 2012.
[2]	In accordance with the realignment in April 2012, certain prior period amounts of Wholesale and "Other" have been reclassified to conform to the current period presentation.
[3]	Includes the impact of Nomura's own creditworthiness.